LEADERSHARES ACTIVIST LEADERS ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 3.6%
48,997	Mercury Systems, Inc.(a)	$2,891,313

	ASSET MANAGEMENT - 7.0%
160,653	Invesco Ltd.	2,849,984
109,227	Janus Henderson Group plc	2,814,780
		5,664,764
	AUTOMOTIVE - 3.5%
171,019	Dana, Inc.	2,866,278

	BIOTECH & PHARMA - 10.6%
619,389	Bausch Health Companies, Inc.(a)	2,861,577
200,647	Innoviva, Inc.(a)	2,877,278
249,929	Ironwood Pharmaceuticals, Inc.(a)	2,861,687
		8,600,542
	CHEMICALS - 3.5%
90,164	GCP Applied Technologies, Inc.(a)	2,840,166

	ENGINEERING & CONSTRUCTION - 3.5%
39,561	AECOM	2,848,392

	FOOD - 3.5%
64,961	TreeHouse Foods, Inc.(a)	2,820,607

	GAS & WATER UTILITIES - 3.5%
32,539	Southwest Gas Holdings, Inc.	2,829,591

	HEALTH CARE FACILITIES & SERVICES - 3.5%
125,019	Mednax, Inc.(a)	2,832,931

	HOME & OFFICE PRODUCTS - 3.5%
138,377	Newell Brands, Inc.	2,796,599

LEADERSHARES ACTIVIST LEADERS ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSURANCE - 3.6%
393,534	eHealth, Inc.(a)	$2,912,152

	INTERNET MEDIA & SERVICES - 3.6%
38,992	GoDaddy, Inc., Class A(a)	2,892,427

	LEISURE FACILITIES & SERVICES - 7.2%
30,792	Papa John’s International, Inc.	2,952,646
53,586	Restaurant Brands International, Inc.	2,872,745
		5,825,391
	REAL ESTATE OWNERS & DEVELOPERS - 3.5%
40,081	Howard Hughes Corporation(a)	2,841,342

	SOFTWARE - 14.3%
52,621	CommVault Systems, Inc.(a)	2,951,511
84,495	Evolent Health, Inc., Class A(a)	2,871,985
215,033	LivePerson, Inc.(a)	2,933,050
47,016	New Relic, Inc.(a)	2,852,461
		11,609,007
	TECHNOLOGY HARDWARE - 7.1%
35,632	Seagate Technology Holdings plc	2,849,847
167,058	Xerox Holdings Corporation	2,861,704
		5,711,551
	TECHNOLOGY SERVICES - 14.0%
608,151	Conduent, Inc.(a)	2,833,984
101,938	Green Dot Corporation, Class A(a)	2,864,457
30,621	Insight Enterprises, Inc.(a)	2,860,308
117,443	Nielsen Holdings plc	2,812,760
		11,371,509
	TOTAL COMMON STOCKS (Cost $87,925,215)	80,154,562

	TOTAL INVESTMENTS - 99.0% (Cost $87,925,215)	$80,154,562
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	824,350
	NET ASSETS - 100.0%	$80,978,912

LEADERSHARES ACTIVIST LEADERS ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.

Diversification of Assets
Country	% of Net Assets
United States	77.9%
Canada	7.1%
Bermuda	3.5%
Ireland	3.5%
Jersey	3.5%
United Kingdom	3.5%
Total	99.0%
Other Assets Less Liabilities - Net	1.0%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 3.1%
19,489	L3Harris Technologies, Inc.	$4,676,775

	BANKING - 3.6%
61,682	BOK Financial Corporation	5,429,866

	CHEMICALS - 3.0%
45,431	Ashland Global Holdings, Inc.	4,564,453

	CONTAINERS & PACKAGING - 3.4%
49,831	Crown Holdings, Inc.	5,066,816

	ELECTRIC UTILITIES - 3.4%
130,515	Brookfield Renewable Corporation	5,105,747

	HEALTH CARE FACILITIES & SERVICES - 7.0%
27,659	HCA Healthcare, Inc.	5,875,325
34,628	Quest Diagnostics, Inc.	4,729,146
		10,604,471
	HOME & OFFICE PRODUCTS - 3.4%
29,949	Whirlpool Corporation	5,177,284

	INSTITUTIONAL FINANCIAL SERVICES - 9.5%
111,415	Bank of New York Mellon Corporation (The)	4,842,096
49,497	Evercore, Inc., Class A	4,948,215
197,578	Virtu Financial, Inc., Class A	4,609,495
		14,399,806
	INSURANCE - 9.7%
27,243	Assurant, Inc.	4,788,775
178,617	Equitable Holdings, Inc.	5,078,081
77,681	Voya Financial, Inc.	4,673,289
		14,540,145
	OIL & GAS PRODUCERS - 3.4%
56,361	Marathon Petroleum Corporation	5,166,049

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 9.4%
26,572	Advance Auto Parts, Inc.	$5,144,871
133,099	Kohl’s Corporation	3,878,505
26,578	Lowe’s Companies, Inc.	5,090,484
		14,113,860
	SPECIALTY FINANCE - 13.3%
137,798	Ally Financial, Inc.	4,556,980
369,009	MGIC Investment Corporation	5,217,787
295,328	SLM Corporation	4,607,117
167,159	Synchrony Financial	5,596,482
		19,978,366
	TECHNOLOGY HARDWARE - 10.1%
140,156	HP, Inc.	4,679,809
57,544	Lumentum Holdings, Inc.(a)	5,205,430
314,881	Xerox Holdings Corporation	5,393,911
		15,279,150
	TECHNOLOGY SERVICES - 6.9%
29,676	CDW Corporation/DE	5,387,085
19,277	Gartner, Inc.(a)	5,117,658
		10,504,743
	TELECOMMUNICATIONS - 3.0%
420,216	Lumen Technologies, Inc.	4,576,152

	TRANSPORTATION EQUIPMENT - 3.4%
120,957	Allison Transmission Holdings, Inc.	5,064,470

	WHOLESALE - DISCRETIONARY - 3.4%
94,418	LKQ Corporation	5,177,883

	TOTAL COMMON STOCKS (Cost $166,774,666)	149,426,036

	TOTAL INVESTMENTS - 99.0% (Cost $166,774,666)	$149,426,036
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,505,533
	NET ASSETS - 100.0%	$150,931,569

(a)	Non-income producing security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ADVERTISING & MARKETING - 1.0%
19,648	Omnicom Group, Inc.	$1,372,216

	AEROSPACE & DEFENSE - 1.9%
2,935	Lockheed Martin Corporation	1,214,532
20,663	Textron, Inc.	1,356,320
		2,570,852
	APPAREL & TEXTILE PRODUCTS - 1.0%
40,965	Tapestry, Inc.	1,377,653

	ASSET MANAGEMENT - 1.0%
10,673	Affiliated Managers Group, Inc.	1,348,854

	BANKING - 3.9%
33,345	Bank OZK	1,337,135
16,176	Popular, Inc.	1,256,390
66,506	Regions Financial Corporation	1,408,597
31,781	Wells Fargo & Company	1,394,232
		5,396,354
	BIOTECH & PHARMA - 0.9%
16,272	Bristol-Myers Squibb Company	1,200,548

	CHEMICALS - 5.9%
12,211	Ashland Global Holdings, Inc.	1,226,839
38,831	Chemours Company (The)	1,381,995
13,905	Eastman Chemical Company	1,333,907
44,084	Huntsman Corporation	1,276,673
26,304	Mosaic Company (The)	1,385,169
27,092	Olin Corporation	1,416,099
		8,020,682
	COMMERCIAL SUPPORT SERVICES - 1.0%
35,712	H&R Block, Inc.	1,427,052

	CONSTRUCTION MATERIALS - 2.2%
11,507	Eagle Materials, Inc.	1,455,060

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CONSTRUCTION MATERIALS - 2.2% (Continued)
16,699	Owens Corning	$1,548,665
		3,003,725
	CONSUMER SERVICES - 1.0%
18,152	Service Corp International	1,351,598

	CONTAINERS & PACKAGING - 2.9%
13,414	Crown Holdings, Inc.	1,363,936
21,594	Sealed Air Corporation	1,319,825
31,365	Westrock Company	1,328,621
		4,012,382
	ELECTRIC UTILITIES - 1.9%
32,746	NRG Energy, Inc.	1,236,162
54,601	Vistra Corporation	1,411,435
		2,647,597
	ELECTRICAL EQUIPMENT - 1.0%
34,505	Carrier Global Corporation	1,398,488

	FOOD - 1.0%
15,192	Post Holdings, Inc.(a)	1,320,793

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
23,816	Louisiana-Pacific Corporation	1,515,412

	HEALTH CARE FACILITIES & SERVICES - 6.0%
4,719	Cigna Corporation	1,299,424
7,429	HCA Healthcare, Inc.	1,578,069
5,318	Laboratory Corp of America Holdings	1,394,326
3,818	McKesson Corporation	1,304,152
34,744	Premier, Inc., Class A	1,336,254
9,317	Quest Diagnostics, Inc.	1,272,423
		8,184,648
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
45,136	Jefferies Financial Group, Inc.	1,470,080

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	INSURANCE - 10.2%
22,521	Aflac, Inc.	$1,290,453
9,909	Allstate Corporation (The)	1,159,056
24,557	American International Group, Inc.	1,271,316
7,331	Assurant, Inc.	1,288,643
30,705	Brighthouse Financial, Inc.(a)	1,333,211
48,007	Equitable Holdings, Inc.	1,364,838
19,228	Hartford Financial Services Group, Inc. (The)	1,239,629
21,149	Loews Corporation	1,231,929
19,998	MetLife, Inc.	1,264,874
18,684	Principal Financial Group, Inc.	1,250,707
20,899	Voya Financial, Inc.	1,257,284
		13,951,940
	LEISURE FACILITIES & SERVICES - 3.0%
25,206	Boyd Gaming Corporation	1,399,185
43,184	MGM Resorts International	1,413,412
11,052	Yum! Brands, Inc.	1,354,312
		4,166,909
	MACHINERY - 3.2%
14,375	Crane Holdings Company	1,422,119
9,532	Curtiss-Wright Corporation	1,367,270
10,003	Middleby Corporation (The)(a)	1,447,333
		4,236,722
	MEDICAL EQUIPMENT & DEVICES - 0.9%
17,891	Hologic, Inc.(a)	1,277,060

	OIL & GAS PRODUCERS - 6.1%
35,404	APA Corporation	1,315,967
13,848	ConocoPhillips	1,349,211
22,596	Devon Energy Corporation	1,420,159
34,515	EQT Corporation	1,519,695
55,378	Marathon Oil Corporation	1,373,374
15,170	Marathon Petroleum Corporation	1,390,482
		8,368,888

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	PUBLISHING & BROADCASTING - 1.0%
19,885	World Wrestling Entertainment, Inc., Class A	$1,378,230

	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
18,488	Howard Hughes Corporation (The)(a)	1,310,614

	RETAIL - CONSUMER STAPLES - 0.9%
26,201	Kroger Company	1,216,774

	RETAIL - DISCRETIONARY - 9.0%
11,099	AutoNation, Inc.(a)	1,317,895
578	AutoZone, Inc.(a)	1,235,411
47,297	Bath & Body Works, Inc.	1,680,936
23,254	Builders FirstSource, Inc.(a)	1,581,272
35,851	Kohl’s Corporation	1,044,698
7,151	Lowe’s Companies, Inc.	1,369,631
1,975	O’Reilly Automotive, Inc.(a)	1,389,590
11,857	Penske Automotive Group, Inc.	1,357,508
3,214	Ulta Beauty, Inc.(a)	1,249,957
		12,226,898
	SEMICONDUCTORS - 2.1%
13,476	Applied Materials, Inc.	1,428,187
13,761	Teradyne, Inc.	1,388,347
		2,816,534
	SOFTWARE - 1.9%
21,939	Fortinet, Inc.(a)	1,308,662
33,729	Teradata Corporation(a)	1,291,483
		2,600,145
	SPECIALTY FINANCE - 8.9%
37,053	Ally Financial, Inc.	1,225,343
9,065	American Express Company	1,396,191
11,973	Capital One Financial Corporation	1,314,995
2,622	Credit Acceptance Corporation(a)	1,510,035
13,246	Discover Financial Services	1,337,846
99,207	MGIC Investment Corporation	1,402,787

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SPECIALTY FINANCE - 8.9% (Continued)
33,220	OneMain Holdings, Inc.	$1,235,784
79,431	SLM Corporation	1,239,124
44,914	Synchrony Financial	1,503,720
		12,165,825
	STEEL - 3.5%
11,971	Nucor Corporation	1,625,662
18,857	Steel Dynamics, Inc.	1,468,583
69,434	United States Steel Corporation	1,642,114
		4,736,359
	TECHNOLOGY HARDWARE - 3.8%
11,181	Arrow Electronics, Inc.(a)	1,433,069
26,799	Dell Technologies, Inc., Class C	1,207,563
37,701	HP, Inc.	1,258,836
15,465	Lumentum Holdings, Inc.(a)	1,398,964
		5,298,432
	TECHNOLOGY SERVICES - 2.0%
41,501	DXC Technology Company(a)	1,311,432
5,182	Gartner, Inc.(a)	1,375,717
		2,687,149
	TELECOMMUNICATIONS - 0.9%
37,279	Switch, Inc., Class A	1,260,403

	TRANSPORTATION & LOGISTICS - 3.0%
43,113	CSX Corporation	1,393,843
17,750	Ryder System, Inc.	1,390,180
5,913	Union Pacific Corporation	1,344,025
		4,128,048
	TRANSPORTATION EQUIPMENT - 1.0%
15,226	Westinghouse Air Brake Technologies Corporation	1,423,174

	WHOLESALE - DISCRETIONARY - 1.0%
25,403	LKQ Corporation	1,393,101

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TOTAL COMMON STOCKS (Cost $135,090,442)	$134,262,139

	TOTAL INVESTMENTS - 98.2% (Cost $135,090,442)	$134,262,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	2,404,088
	NET ASSETS - 100.0%	$136,666,227

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2%
	AEROSPACE & DEFENSE - 0.4%
4,162	Aerojet Rocketdyne Holdings, Inc.(a)	$181,838
1,405	AeroVironment, Inc.(a)	121,729
139	L3Harris Technologies, Inc.	33,356
6,743	Triumph Group, Inc.(a)	104,786
		441,709
	APPAREL & TEXTILE PRODUCTS - 0.5%
2,647	Kontoor Brands, Inc.	96,616
1,273	NIKE, Inc., Class B	146,293
1,085	Oxford Industries, Inc.	103,509
5,645	Steven Madden Ltd.	178,946
4,262	Wolverine World Wide, Inc.	95,767
		621,131
	ASSET MANAGEMENT - 0.5%
122	Ameriprise Financial, Inc.	32,930
1,801	B Riley Financial, Inc.	92,824
133	BlackRock, Inc.	89,001
1,788	Charles Schwab Corporation	123,461
290	T Rowe Price Group, Inc.	35,806
798	Virtus Investment Partners, Inc.	164,644
		538,666
	AUTOMOTIVE - 1.6%
1,952	Dorman Products, Inc.(a)	197,328
3,704	Gentherm, Inc.(a)	239,130
1,563	Tesla, Inc.(a)	1,393,337
1,867	XPEL, Inc.(a)	114,428
		1,944,223
	BANKING - 4.0%
4,045	Ameris Bancorp	191,288
5,921	Axos Financial, Inc.(a)	247,261
1,121	BancFirst Corporation	120,384
5,873	Bancorp, Inc. (The)(a)	144,476
5,541	Bank of America Corporation	187,341
1,599	Banner Corporation	99,122
2,650	Community Bank System, Inc.	178,425

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	BANKING - 4.0% (Continued)
3,346	Customers Bancorp, Inc.(a)	$127,784
1,998	Eagle Bancorp, Inc.	97,962
21,798	First BanCorporation	328,931
5,683	First Commonwealth Financial Corporation	84,222
313	First Republic Bank	50,928
5,497	Flagstar Bancorp, Inc.	226,476
2,105	Independent Bank Corporation	176,399
2,383	JPMorgan Chase & Company	274,903
2,716	Lakeland Financial Corporation	211,305
3,148	Meta Financial Group, Inc.	106,151
4,559	Pacific Premier Bancorp, Inc.	153,365
976	Park National Corporation	126,451
1,466	Preferred Bank	106,578
3,631	Provident Financial Services, Inc.	88,451
3,393	Seacoast Banking Corp of Florida	121,402
5,167	ServisFirst Bancshares, Inc.	441,519
2,190	Southside Bancshares, Inc.	87,469
106	SVB Financial Group(a)	42,776
2,534	Triumph Bancorp, Inc.(a)	184,095
7,213	United Community Banks, Inc.	245,458
5,918	Veritex Holdings, Inc.	183,103
3,058	WSFS Financial Corporation	145,928
		4,779,953
	BEVERAGES - 0.9%
4,214	Celsius Holdings, Inc.(a)	374,877
487	Coca-Cola Consolidated, Inc.	249,831
1,310	MGP Ingredients, Inc.	137,786
340	Monster Beverage Corporation(a)	33,871
996	PepsiCo, Inc.	174,260
		970,625
	BIOTECH & PHARMA - 3.4%
1,636	AbbVie, Inc.	234,782
379	Amgen, Inc.	93,791
2,711	Amphastar Pharmaceuticals, Inc.(a)	101,364

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	BIOTECH & PHARMA - 3.4% (Continued)
5,165	Arcus Biosciences, Inc.(a)	$137,337
7,285	Avid Bioservices, Inc.(a)	143,150
6,392	Corcept Therapeutics, Inc.(a)	183,195
9,997	Cytokinetics, Inc.(a)	423,174
12,203	Dynavax Technologies Corporation(a)	175,479
1,374	Eli Lilly and Company	452,995
1,143	Heska Corporation(a)	104,573
6,885	Innoviva, Inc.(a)	98,731
12,049	Ironwood Pharmaceuticals, Inc.(a)	137,961
1,813	Ligand Pharmaceuticals, Inc.(a)	166,850
606	Moderna, Inc.(a)	99,439
2,893	Pacira BioSciences, Inc.(a)	163,628
5,197	Pfizer, Inc.	262,500
2,911	Prestige Consumer Healthcare, Inc.(a)	175,562
187	Regeneron Pharmaceuticals, Inc.(a)	108,776
5,692	Supernus Pharmaceuticals, Inc.(a)	180,721
267	Vertex Pharmaceuticals, Inc.(a)	74,869
8,239	Vir Biotechnology, Inc.(a)	229,127
6,349	Xencor, Inc.(a)	182,153
543	Zoetis, Inc.	99,125
		4,029,282
	CHEMICALS - 1.5%
147	Albemarle Corporation	35,914
3,308	Balchem Corporation	449,094
2,661	HB Fuller Company	170,836
453	Linde plc	136,806
1,282	Materion Corporation	105,047
833	Quaker Houghton	135,121
1,978	Rogers Corporation(a)	532,576
221	Sherwin-Williams Company (The)	53,469
853	WD-40 Company	151,297
		1,770,160
	COMMERCIAL SUPPORT SERVICES - 1.2%
4,773	AMN Healthcare Services, Inc.(a)	536,675

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.2% (Continued)
2,391	Brady Corporation, Class A	$114,409
69	Cintas Corporation	29,359
974	CorVel Corporation(a)	160,603
3,730	Cross Country Healthcare, Inc.(a)	98,323
5,711	Korn Ferry	374,128
330	Waste Management, Inc.	54,305
		1,367,802
	CONSUMER SERVICES - 0.2%
1,268	Medifast, Inc.	213,265

	DATA CENTER REIT - 0.0%(b)
75	Equinix, Inc.	52,781

	DIVERSIFIED INDUSTRIALS - 0.0%(b)
206	Illinois Tool Works, Inc.	42,799

	E-COMMERCE DISCRETIONARY - 1.9%
15,961	Amazon.com, Inc.(a)	2,153,937
781	eBay, Inc.	37,980
		2,191,917
	ELECTRICAL EQUIPMENT - 1.1%
2,983	AAON, Inc.	179,487
4,059	Advanced Energy Industries, Inc.	363,239
5,015	Alarm.com Holdings, Inc.(a)	354,911
559	Amphenol Corporation, Class A	43,116
2,035	Badger Meter, Inc.	195,747
115	Generac Holdings, Inc.(a)	30,855
243	Keysight Technologies, Inc.(a)	39,512
2,116	SPX Corporation(a)	125,119
		1,331,986
	ENGINEERING & CONSTRUCTION - 1.3%
3,804	Comfort Systems USA, Inc.	401,931
5,533	Exponent, Inc.	556,012
2,438	Installed Building Products, Inc.	247,262

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	ENGINEERING & CONSTRUCTION - 1.3% (Continued)
1,866	MYR Group, Inc.(a)	$177,699
1,254	NV5 Global, Inc.(a)	170,042
		1,552,946
	ENTERTAINMENT CONTENT - 0.0%(b)
175	Take-Two Interactive Software, Inc.(a)	23,228

	FOOD - 0.4%
115	Hershey Company (The)	26,215
704	J & J Snack Foods Corporation	95,399
10,245	Simply Good Foods Company (The)(a)	334,192
		455,806
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
1,975	Boise Cascade Company	139,652
6,632	UFP Industries, Inc.	611,537
		751,189
	GAS & WATER UTILITIES - 0.6%
2,568	American States Water Company	223,853
3,317	California Water Service Group	199,285
965	Chesapeake Utilities Corporation	132,330
1,289	Middlesex Water Company	122,597
		678,065
	HEALTH CARE FACILITIES & SERVICES - 1.0%
4,152	Apollo Medical Holdings, Inc.(a)	220,181
3,039	Ensign Group, Inc. (The)	242,178
2,181	Fulgent Genetics, Inc.(a)	130,315
242	HCA Healthcare, Inc.	51,406
239	IQVIA Holdings, Inc.(a)	57,425
5,102	RadNet, Inc.(a)	104,948
666	UnitedHealth Group, Inc.	361,197
		1,167,650
	HEALTH CARE REIT - 0.1%
4,953	CareTrust REIT, Inc.	102,279

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	HOME CONSTRUCTION - 0.7%
898	Cavco Industries, Inc.(a)	$231,495
3,080	Century Communities, Inc.	157,604
2,217	LGI Homes, Inc.(a)	250,078
1,857	Meritage Homes Corporation(a)	163,973
		803,150
	HOUSEHOLD PRODUCTS - 0.3%
4,905	elf Beauty, Inc.(a)	164,465
243	Estee Lauder Companies, Inc., Class A	66,363
1,908	Inter Parfums, Inc.	159,261
		390,089
	INDUSTRIAL INTERMEDIATE PROD - 0.3%
6,092	Mueller Industries, Inc.	410,174

	INDUSTRIAL REIT - 0.5%
436	Duke Realty Corporation	27,276
3,133	Innovative Industrial Properties, Inc.	302,052
799	Prologis, Inc.	105,915
		435,243
	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,800	Applied Industrial Technologies, Inc.	181,062
482	Fastenal Company	24,756
		205,818
	INFRASTRUCTURE REIT - 0.3%
414	American Tower Corporation	112,124
342	Crown Castle International Corporation	61,786
106	SBA Communications Corporation	35,594
15,519	Uniti Group, Inc.	154,724
		364,228
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
597	Goldman Sachs Group, Inc.	199,033
576	Intercontinental Exchange, Inc.	58,746
1,195	Morgan Stanley	100,739
161	Nasdaq, Inc.	29,125

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.5% (Continued)
1,494	Piper Sandler Cos	$188,543
		576,186
	INSURANCE - 0.4%
159	Arthur J Gallagher & Company	28,459
543	Marsh & McLennan Companies, Inc.	89,030
2,575	Palomar Holdings, Inc.(a)	160,603
3,881	Trupanion, Inc.(a)	244,620
		522,712
	INTERNET MEDIA & SERVICES - 2.1%
10,940	Alphabet, Inc., Class A(a)	1,272,540
4,084	Meta Platforms, Inc., Class A(a)	649,764
814	Netflix, Inc.(a)	183,069
2,497	Shutterstock, Inc.	141,081
2,986	TechTarget, Inc.(a)	194,657
651	Twitter, Inc.(a)	27,088
3,584	Yelp, Inc.(a)	109,885
		2,578,084
	LEISURE FACILITIES & SERVICES - 0.8%
32	Chipotle Mexican Grill, Inc.(a)	50,055
5,902	Cinemark Holdings, Inc.(a)	108,184
203	Hilton Worldwide Holdings, Inc.	25,998
1,656	Jack in the Box, Inc.	114,496
571	McDonald’s Corporation	150,385
1,435	Monarch Casino & Resort, Inc.(a)	92,055
2,368	Shake Shack, Inc., Class A(a)	121,857
3,570	St Joe Company (The)	150,011
1,026	Starbucks Corporation	86,984
238	Yum! Brands, Inc.	29,165
		929,190
	LEISURE PRODUCTS - 0.6%
1,838	LCI Industries	248,295
1,912	Sturm Ruger & Company, Inc.	126,441
6,303	Vista Outdoor, Inc.(a)	189,720

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	LEISURE PRODUCTS - 0.6% (Continued)
1,896	Winnebago Industries, Inc.	$114,462
		678,918
	MACHINERY - 1.0%
1,684	Albany International Corporation, Class A	153,699
233	Deere & Company	79,961
3,970	Federal Signal Corporation	164,834
2,784	Franklin Electric Company, Inc.	252,843
4,217	Hillenbrand, Inc.	194,825
2,196	John Bean Technologies Corporation	246,633
659	Lindsay Corporation	101,460
		1,194,255
	MEDICAL EQUIPMENT & DEVICES - 2.4%
1,606	Abbott Laboratories	174,797
316	Agilent Technologies, Inc.	42,376
132	Align Technology, Inc.(a)	37,088
4,278	AngioDynamics, Inc.(a)	97,068
68	Bio-Techne Corporation	26,199
2,003	CONMED Corporation	195,553
767	Danaher Corporation	223,557
680	DexCom, Inc.(a)	55,814
685	Edwards Lifesciences Corporation(a)	68,870
2,749	Glaukos Corporation(a)	148,034
326	Hologic, Inc.(a)	23,270
103	IDEXX Laboratories, Inc.(a)	41,116
136	Illumina, Inc.(a)	29,468
434	Intuitive Surgical, Inc.(a)	99,894
4,391	Lantheus Holdings, Inc.(a)	336,878
2,061	LeMaitre Vascular, Inc.	103,771
3,148	Meridian Bioscience, Inc.(a)	99,666
3,116	Merit Medical Systems, Inc.(a)	179,108
24	Mettler-Toledo International, Inc.(a)	32,394
4,551	Myriad Genetics, Inc.(a)	120,055
220	PerkinElmer, Inc.	33,697
145	ResMed, Inc.	34,875

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.4% (Continued)
242	Stryker Corporation	$51,970
679	Thermo Fisher Scientific, Inc.	406,320
5,032	Vericel Corporation(a)	163,741
78	Waters Corporation(a)	28,394
129	West Pharmaceutical Services, Inc.	44,319
		2,898,292
	METALS & MINING - 0.7%
2,169	Encore Wire Corporation	300,341
1,156	Freeport-McMoRan, Inc.	36,472
18,786	Livent Corporation(a)	467,584
		804,397
	MORTGAGE FINANCE - 0.1%
12,435	Redwood Trust, Inc.	107,687

	MULTI ASSET CLASS REIT - 0.1%
4,185	Washington Real Estate Investment Trust	92,781

	MULTI ASSET CLASS REITS - 0.1%
15,330	LXP Industrial Trust	168,170

	OIL & GAS PRODUCERS - 1.9%
5,396	Callon Petroleum Company(a)	248,432
8,048	Civitas Resources, Inc.	474,510
1,091	Devon Energy Corporation	68,569
291	Diamondback Energy, Inc.	37,254
468	EOG Resources, Inc.	52,051
331	Hess Corporation	37,228
1,117	Laredo Petroleum, Inc.(a)	99,044
622	Occidental Petroleum Corporation	40,897
223	Pioneer Natural Resources Company	52,840
2,365	Ranger Oil Corporation	90,012
13,585	SM Energy Company	560,789
83,194	Southwestern Energy Company(a)	587,349
		2,348,975

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	REAL ESTATE SERVICES - 0.0%(b)
288	CBRE Group, Inc., Class A(a)	$24,659

	RENEWABLE ENERGY - 0.1%
247	Enphase Energy, Inc.(a)	70,192

	RESIDENTIAL REIT - 0.2%
175	Camden Property Trust	24,693
1,032	Centerspace	88,638
2,501	NexPoint Residential Trust, Inc.	166,417
		279,748
	RETAIL - CONSUMER STAPLES - 0.2%
392	Costco Wholesale Corporation	212,190
461	Target Corporation	75,318
		287,508
	RETAIL - DISCRETIONARY - 1.7%
5,563	Academy Sports & Outdoors, Inc.	239,376
1,101	Asbury Automotive Group, Inc.(a)	188,976
33	AutoZone, Inc.(a)	70,534
3,487	Boot Barn Holdings, Inc.(a)	217,240
3,338	Buckle, Inc. (The)	100,808
2,629	GMS, Inc.(a)	139,521
1,380	Home Depot, Inc.	415,298
1,193	Lowe’s Companies, Inc.	228,495
2,442	MarineMax, Inc.(a)	99,731
4,160	National Vision Holdings, Inc.(a)	121,222
114	O’Reilly Automotive, Inc.(a)	80,209
2,591	Sleep Number Corporation(a)	116,750
200	Tractor Supply Company	38,296
		2,056,456
	RETAIL REIT - 1.0%
3,641	Agree Realty Corporation	289,787
7,279	Essential Properties Realty Trust, Inc.	175,569
4,252	Four Corners Property Trust, Inc.	124,286
6,673	Retail Opportunity Investments Corporation	116,511

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	RETAIL REIT - 1.0% (Continued)
354	Simon Property Group, Inc.	$38,459
10,901	SITE Centers Corporation	159,264
11,719	Tanger Factory Outlet Centers, Inc.	190,668
5,607	Urban Edge Properties	92,123
		1,186,667
	SELF-STORAGE REIT - 0.0%(b)
232	Extra Space Storage, Inc.	43,969
154	Public Storage	50,267
		94,236
	SEMICONDUCTORS - 4.2%
3,095	Advanced Micro Devices, Inc.(a)	292,385
1,601	Applied Materials, Inc.	169,674
3,655	Axcelis Technologies, Inc.(a)	257,056
412	Broadcom, Inc.	220,618
2,562	CEVA, Inc.(a)	95,383
3,112	Cohu, Inc.(a)	88,941
4,957	Diodes, Inc.(a)	403,351
5,256	FormFactor, Inc.(a)	186,903
271	KLA Corporation	103,939
6,390	Kulicke & Soffa Industries, Inc.	307,487
250	Lam Research Corporation	125,128
7,640	MaxLinear, Inc.(a)	308,732
474	Microchip Technology, Inc.	32,640
80	Monolithic Power Systems, Inc.	37,178
4,729	NVIDIA Corporation	858,927
602	ON Semiconductor Corporation(a)	40,202
5,517	Onto Innovation, Inc.(a)	459,290
1,890	QUALCOMM, Inc.	274,163
11,785	Rambus, Inc.(a)	297,925
301	Teradyne, Inc.	30,368
788	Texas Instruments, Inc.	140,965
4,971	Ultra Clean Holdings, Inc.(a)	167,026
5,507	Veeco Instruments, Inc.(a)	120,053
		5,018,334

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	SOFTWARE - 5.7%
846	Adobe, Inc.(a)	$346,962
96	ANSYS, Inc.(a)	26,783
259	Autodesk, Inc.(a)	56,027
487	Cadence Design Systems, Inc.(a)	90,621
2,987	Donnelley Financial Solutions, Inc.(a)	101,528
1,179	Fortinet, Inc.(a)	70,327
508	Intuit, Inc.	231,734
13,202	Microsoft Corporation	3,706,330
5,064	Omnicell, Inc.(a)	557,648
2,729	Oracle Corporation	212,425
5,105	Progress Software Corporation	239,731
1,140	Salesforce, Inc.(a)	209,783
358	ServiceNow, Inc.(a)	159,904
3,770	SPS Commerce, Inc.(a)	451,495
178	Synopsys, Inc.(a)	65,415
6,008	Xperi Holding Corporation	100,694
		6,627,407
	SPECIALTY FINANCE - 0.6%
483	American Express Company	74,392
338	Capital One Financial Corporation	37,123
502	Discover Financial Services	50,702
3,492	Enova International, Inc.(a)	120,509
3,296	Walker & Dunlop, Inc.	371,261
		653,987
	STEEL - 0.2%
6,070	ATI, Inc.(a)	151,082
265	Nucor Corporation	35,987
		187,069
	TECHNOLOGY HARDWARE - 5.1%
14,573	3D Systems Corporation(a)	166,715
6,787	A10 Networks, Inc.	101,194
5,413	ADTRAN Holdings, Inc.	130,399
27,373	Apple, Inc.	4,448,387
404	Arista Networks, Inc.(a)	47,119

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	TECHNOLOGY HARDWARE - 5.1% (Continued)
3,286	Cisco Systems, Inc.	$149,086
14,804	Extreme Networks, Inc.(a)	193,636
11,124	Harmonic, Inc.(a)	121,474
960	HP, Inc.	32,054
1,791	InterDigital, Inc.	109,949
176	Motorola Solutions, Inc.	41,992
2,210	Plantronics, Inc.(a)	87,936
7,026	Sonos, Inc.(a)	155,345
15,288	Viavi Solutions, Inc.(a)	226,262
		6,011,548
	TECHNOLOGY SERVICES - 2.4%
397	Automatic Data Processing, Inc.	95,725
145	CDW Corporation/DE	26,322
1,956	CSG Systems International, Inc.	127,629
107	EPAM Systems, Inc.(a)	37,370
214	Equifax, Inc.	44,707
4,194	EVERTEC, Inc.	163,524
3,648	ExlService Holdings, Inc.(a)	614,213
145	Gartner, Inc.(a)	38,495
8,157	LiveRamp Holdings, Inc.(a)	217,058
721	Mastercard, Inc., Class A	255,083
186	Moody’s Corporation	57,707
145	MSCI, Inc.	69,794
311	Paychex, Inc.	39,895
1,170	PayPal Holdings, Inc.(a)	101,240
3,785	Perficient, Inc.(a)	399,392
365	S&P Global, Inc.	137,579
2,016	TTEC Holdings, Inc.	147,511
142	Verisk Analytics, Inc.	27,016
1,254	Visa, Inc., Class A	265,986
		2,866,246
	TELECOMMUNICATIONS - 0.2%
3,080	Cogent Communications Holdings, Inc.	196,535

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	TOBACCO & CANNABIS - 0.1%
14,803	Vector Group Ltd.	$164,905

	TRANSPORTATION & LOGISTICS - 1.0%
2,685	ArcBest Corporation	237,891
298	Expeditors International of Washington, Inc.	31,663
2,841	Forward Air Corporation	298,106
4,308	Matson, Inc.	394,913
162	Old Dominion Freight Line, Inc.	49,169
446	Union Pacific Corporation	101,376
539	United Parcel Service, Inc., Class B	105,046
		1,218,164
	TRANSPORTATION EQUIPMENT - 0.1%
3,791	Trinity Industries, Inc.	98,376

	WHOLESALE - CONSUMER STAPLES - 0.2%
6,354	United Natural Foods, Inc.(a)	270,109

	WHOLESALE - DISCRETIONARY - 0.0%(b)
258	Copart, Inc.(a)	33,049
68	Pool Corporation	24,324
		57,373
	TOTAL COMMON STOCKS (Cost $71,955,102)	67,905,330

	EXCHANGE-TRADED FUNDS — 41.4%
	EQUITY - 41.4%
154,870	SPDR Portfolio Emerging Markets ETF	5,350,759
495,563	SPDR Portfolio S&P 500 Value ETF	19,317,046
311,665	SPDR S&P 600 Small CapValue ETF	24,487,518
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,908,986)	49,155,323

LEADERSHARES EQUITY SKEW ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Fair Value
TOTAL INVESTMENTS - 98.6% (Cost $122,864,088)	$117,060,653
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	1,617,689
NET ASSETS - 100.0%	$118,678,342

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4%
	AEROSPACE & DEFENSE — 2.9%
342,000	Boeing Company (The)		4.8750	05/01/25	$347,384
462,000	Boeing Company (The)		2.1960	02/04/26	430,930
352,000	Boeing Company (The)		5.1500	05/01/30	356,178
300,000	Boeing Company (The)		5.7050	05/01/40	300,934
300,000	Boeing Company (The)		5.8050	05/01/50	301,242
300,000	Boeing Company (The)		5.9300	05/01/60	300,457
342,000	Raytheon Technologies Corporation		4.1250	11/16/28	347,264
300,000	Raytheon Technologies Corporation		4.5000	06/01/42	302,172
					2,686,561
	BANKING — 12.4%
352,000	Bank of America Corporation	US0003M + 1.210%	3.9740	02/07/30	341,886
442,000	Bank of America Corporation		3.3000	01/11/23	442,403
452,000	Bank of America Corporation(a)	US0003M + 0.790%	3.0040	12/20/23	450,860
462,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	419,405
452,000	Bank of America Corporation(a)	US0003M + 1.040%	3.4190	12/20/28	432,758
352,000	Bank of America Corporation(a)	US0003M + 1.310%	4.2710	07/23/29	350,222
472,000	Bank of America Corporation(a)	US0003M + 0.990%	2.4960	02/13/31	413,053
472,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	411,573
502,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	383,222
482,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	401,604
374,000	Bank of America Corporation B(a)	US0003M + 3.150%	4.0830	03/20/51	343,025

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	BANKING — 12.4% (Continued)
452,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	$439,768
352,000	Citigroup, Inc.		4.4500	09/29/27	353,304
352,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	348,831
472,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	411,485
452,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	428,327
462,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	419,883
472,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.510%	2.7390	10/15/30	424,188
352,000	JPMorgan Chase & Company(a)	SOFRRATE + 3.790%	4.4930	03/24/31	354,944
472,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.250%	2.5800	04/22/32	410,745
254,000	JPMorgan Chase & Company		6.4000	05/15/38	301,251
374,000	JPMorgan Chase & Company(a)	US0003M + 1.380%	3.9640	11/15/48	334,796
394,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	318,512
452,000	Wells Fargo & Company		3.0000	04/22/26	440,316
452,000	Wells Fargo & Company		3.0000	10/23/26	438,921
462,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	423,907
462,000	Wells Fargo & Company(a)	US0003M + 1.170%	2.8790	10/30/30	419,192
482,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	391,699
290,000	Wells Fargo & Company(a)	US0003M + 4.240%	5.0130	04/04/51	304,460
					11,354,540
	BEVERAGES — 1.7%
348,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	350,549
296,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	305,396
296,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	301,970
286,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	301,458
286,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	317,725
					1,577,098
	BIOTECH & PHARMA — 4.5%
452,000	AbbVie, Inc.		2.6000	11/21/24	442,951
452,000	AbbVie, Inc.		3.6000	05/14/25	452,451

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	BIOTECH & PHARMA — 4.5% (Continued)
452,000	AbbVie, Inc.		2.9500	11/21/26	$441,212
462,000	AbbVie, Inc.		3.2000	11/21/29	440,787
364,000	AbbVie, Inc.		4.0500	11/21/39	345,320
310,000	AbbVie, Inc.		4.2500	11/21/49	294,106
300,000	Amgen, Inc.		4.6630	06/15/51	300,858
254,000	AstraZeneca plc		6.4500	09/15/37	320,550
240,000	Bristol-Myers Squibb Company		3.4000	07/26/29	238,991
300,000	Bristol-Myers Squibb Company		4.2500	10/26/49	300,022
254,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	314,589
244,000	Pfizer, Inc.		7.2000	03/15/39	332,309
					4,224,146
	CABLE & SATELLITE — 1.4%
342,000	Comcast Corporation		4.1500	10/15/28	350,836
202,000	Comcast Corporation		4.6000	10/15/38	205,832
206,000	Comcast Corporation		4.7000	10/15/48	211,415
370,000	Comcast Corporation		2.8870	11/01/51	281,256
386,000	Comcast Corporation		2.9370	11/01/56	285,918
					1,335,257
	DIVERSIFIED INDUSTRIALS — 0.3%
221,000	General Electric Company		6.7500	03/15/32	257,816

	E-COMMERCE DISCRETIONARY — 0.7%
352,000	Amazon.com, Inc.		3.1500	08/22/27	352,192
300,000	Amazon.com, Inc.		4.0500	08/22/47	300,077
					652,269
	FOOD — 3.5%
558,000	Kraft Heinz Foods Company		3.0000	06/01/26	541,006
558,000	Kraft Heinz Foods Company		3.8750	05/15/27	555,218
230,000	Kraft Heinz Foods Company		4.2500	03/01/31	227,512
308,000	Kraft Heinz Foods Company(b)		7.1250	08/01/39	357,713
416,000	Kraft Heinz Foods Company		5.0000	06/04/42	405,527
406,000	Kraft Heinz Foods Company		5.2000	07/15/45	404,775
426,000	Kraft Heinz Foods Company		4.3750	06/01/46	378,418
416,000	Kraft Heinz Foods Company		4.8750	10/01/49	393,489

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	FOOD — 3.5% (Continued)				$3,263,658

	HEALTH CARE FACILITIES & SERVICES — 3.9%
300,000	CIGNA CORP 4.90% 12/15/2048		4.9000	12/15/48	306,085
342,000	Cigna Corporation		4.3750	10/15/28	349,289
300,000	CVS Health Corp 5.050000 03/25/2048		5.0500	03/25/48	306,014
266,000	CVS Health Corporation		4.3000	03/25/28	270,605
300,000	CVS Health Corporation		4.7800	03/25/38	302,728
300,000	CVS Health Corporation		5.1250	07/20/45	309,222
396,000	HCA, Inc.		5.3750	02/01/25	404,602
396,000	HCA, Inc.		5.8750	02/15/26	409,773
396,000	HCA, Inc.		5.6250	09/01/28	410,203
568,000	HCA, Inc.		3.5000	09/01/30	519,240
					3,587,761
	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
452,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	449,943
352,000	Goldman Sachs Group, Inc. (The)(a)	US0003M + 1.301%	4.2230	05/01/29	348,319
472,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	408,352
264,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	309,747
254,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	297,557
352,000	Morgan Stanley		3.8750	01/27/26	354,417
462,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	421,000
352,000	Morgan Stanley(a)	US0003M + 1.628%	4.4310	01/23/30	353,428
472,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	422,965
					3,365,728
	LEISURE FACILITIES & SERVICES — 0.2%
205,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	155,360

	MEDICAL EQUIPMENT & DEVICES — 0.4%
290,000	Abbott Laboratories		4.9000	11/30/46	325,224

	METALS & MINING — 0.4%
406,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	381,281

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	OIL & GAS PRODUCERS — 1.7%
193,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	$179,073
145,000	ConocoPhillips		6.5000	02/01/39	177,477
284,000	ConocoPhillips Company(b)		4.0250	03/15/62	256,542
396,000	Continental Resources Inc/OK(b)		5.7500	01/15/31	390,990
254,000	Shell International Finance BV		6.3750	12/15/38	308,328
300,000	Shell International Finance BV		4.3750	05/11/45	299,001
					1,611,411
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
189,000	SBA Communications Corporation		3.1250	02/01/29	165,644

	RETAIL - DISCRETIONARY — 0.3%
254,000	Home Depot, Inc. (The)		5.8750	12/16/36	308,051

	SEMICONDUCTORS — 0.7%
394,000	Broadcom, Inc.(b)		3.1370	11/15/35	318,827
394,000	Broadcom, Inc.(b)		3.1870	11/15/36	316,915
					635,742
	SOFTWARE — 3.5%
452,000	Microsoft Corporation		2.4000	08/08/26	443,419
342,000	Microsoft Corporation		3.3000	02/06/27	347,139
502,000	Microsoft Corporation		2.5250	06/01/50	398,190
482,000	Microsoft Corporation		2.9210	03/17/52	408,459
528,000	Microsoft Corporation		2.6750	06/01/60	413,591
452,000	Oracle Corporation		2.5000	04/01/25	436,390
528,000	Oracle Corporation		3.6000	04/01/50	388,840
538,000	Oracle Corporation		3.8500	04/01/60	388,417
					3,224,445
	TECHNOLOGY HARDWARE — 2.5%
442,000	Apple, Inc.		2.4000	05/03/23	440,220
452,000	Apple, Inc.		3.2500	02/23/26	455,950
364,000	Apple, Inc.		3.8500	05/04/43	356,885
290,000	Apple, Inc.		4.6500	02/23/46	314,404

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	TECHNOLOGY HARDWARE — 2.5% (Continued)
290,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	$308,194
406,000	Western Digital Corporation		4.7500	02/15/26	400,445
					2,276,098
	TECHNOLOGY SERVICES — 0.8%
452,000	Visa, Inc.		3.1500	12/14/25	452,300
300,000	Visa, Inc.		4.3000	12/14/45	314,499
					766,799
	TELECOMMUNICATIONS — 7.4%
184,000	AT&T, Inc.		4.3500	03/01/29	185,996
184,000	AT&T, Inc.		4.3000	02/15/30	184,728
372,000	AT&T, Inc.		2.5500	12/01/33	315,938
382,000	AT&T, Inc.		3.5000	09/15/53	305,681
392,000	AT&T, Inc.		3.5500	09/15/55	306,440
480,000	AT&T, Inc.		3.8000	12/01/57	394,000
392,000	AT&T, Inc.		3.6500	09/15/59	307,910
244,000	British Telecommunications plc		9.6250	12/15/30	310,004
244,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	313,134
244,000	Orange S.A.		9.0000	03/01/31	322,616
342,000	Verizon Communications, Inc.		4.1250	03/16/27	350,067
342,000	Verizon Communications, Inc.		4.3290	09/21/28	350,927
352,000	Verizon Communications, Inc.		4.0160	12/03/29	354,021
472,000	Verizon Communications, Inc.		2.5500	03/21/31	420,631
298,000	Verizon Communications, Inc.		4.5000	08/10/33	304,206
482,000	Verizon Communications, Inc.		3.4000	03/22/41	414,586
298,000	Verizon Communications, Inc.		4.8620	08/21/46	310,551
384,000	Verizon Communications, Inc.		3.5500	03/22/51	324,294
394,000	Verizon Communications, Inc.		3.7000	03/22/61	327,450
342,000	Vodafone Group plc		4.3750	05/30/28	348,462
300,000	Vodafone Group plc		5.2500	05/30/48	304,109
					6,755,751
	TOBACCO & CANNABIS — 0.5%
462,000	BAT Capital Corporation		3.5570	08/15/27	432,525

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	TRANSPORTATION & LOGISTICS — 0.8%
173,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	$171,031
183,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.7500	04/20/29	176,558
396,000	Delta Air Lines, Inc.		7.3750	01/15/26	416,339
					763,928
	TOTAL CORPORATE BONDS (Cost $53,651,132)				50,107,093

	U.S. GOVERNMENT & AGENCIES — 10.5%
	U.S. TREASURY NOTES — 10.5%
4,824,000	United States Treasury Note		1.5000	02/29/24	4,717,156
4,888,000	United States Treasury Note		1.5000	02/15/25	4,724,462
110,000	United States Treasury Note		1.6250	05/15/31	101,462
91,000	United States Treasury Note		2.2500	05/15/41	78,601
70,000	United States Treasury Note		2.3750	05/15/51	61,301
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,991,991)				9,682,982

	SHORT-TERM INVESTMENTS — 21.0%
	U.S. TREASURY NOTES — 21.0%
1,945,000	United States Treasury Bill(c)		0.0000	08/18/22	1,943,142
1,946,000	United States Treasury Bill(c)		0.0000	09/08/22	1,941,689
1,946,000	United States Treasury Bill(c)		0.0000	10/06/22	1,938,043
1,950,000	United States Treasury Bill(c)		0.0000	11/03/22	1,937,574
1,947,000	United States Treasury Bill(c)		0.0000	12/01/22	1,930,098
4,883,000	United States Treasury Bill(c)		0.0000	01/26/23	4,815,832
4,868,000	United States Treasury Bill(c)		0.0000	02/23/23	4,793,138
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,421,396)				19,299,516

	TOTAL INVESTMENTS - 85.9% (Cost $83,064,519)				$79,089,591
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.1%				13,005,131
	NET ASSETS - 100.0%				$92,094,722

LEADERSHARES DYNAMIC YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on July 31, 2022.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 2,143,936 or 2.3% of net assets.

(c)	Zero coupon bond.